Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted net loss per share [Abstract]
Net loss	$ (3,979)	$ (9,484)	$ (87,547)	$ (53,015)
Weighted-average shares outstanding, basic and diluted	182,050,468	114,475,401	137,157,283	65,161,358
Net loss per share, basic and diluted	$ (0.02)	$ (0.08)	$ (0.64)	$ (0.81)